COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Multimedia Shareholder Litigation

In connection with the Merger, certain actions were filed by putative shareholders of Multimedia in the United States District Court for the Western District of Texas (the “Texas Federal Action”) and the District Court of Travis County, Texas (the “Texas State Court Action”). In both the Texas Federal Action and the Texas State Court Action, plaintiffs alleged that Multimedia’s directors breached their fiduciary duties to Multimedia and/or its shareholders because, among other things, the Merger allegedly involved an unfair price, an inadequate sales process, self-dealing and unreasonable deal protection devices. The complaints further alleged that Holdings and its formerly wholly owned merger subsidiary, Merger Sub aided and abetted those purported breaches of fiduciary duty.

On November 20, 2014, the defendants in the Texas Federal Action reached an agreement in principle with the plaintiffs in the Texas Federal Action regarding settlement of all claims asserted on behalf of the alleged class of Multimedia shareholders and on behalf of Multimedia, and that agreement is reflected in a memorandum of understanding. In connection with the settlement contemplated by the memorandum of understanding, Multimedia agreed to make certain additional disclosures in its proxy statement related to the Merger, which disclosure Multimedia made in a Current Report on Form 8-K filed on November 21, 2014. In addition, the defendants in the Texas Federal Action agreed not to oppose an application by plaintiffs in the Texas Federal Action for an attorneys’ fee award from the United States District Court for the Western District of Texas (the “District Court”) of up to $310,000. As contemplated in the memorandum of understanding, the parties entered into a Stipulation of Non-Opt Out Class and Derivative Settlement (the “Stipulation”) as of April 7, 2015, which was filed with the District Court on April 16, 2015. The Stipulation is subject to customary conditions, including District Court approval.

On April 16, 2015, Plaintiffs filed an unopposed motion for preliminary approval of the Stipulation. On April 22, 2015, the District Court entered an order preliminarily approving the Stipulation, providing for notice of the settlement to be provided to certain Multimedia shareholders and scheduling a hearing for final approval of the Stipulation on August 7, 2015. There can be no assurance that the District Court will finally approve the Stipulation. In such event, the settlement as reflected in the Stipulation may be terminated.

The Texas State Court Action remains pending as of May 8, 2015, the date these condensed consolidated financial statements were issued. All of the defendants have filed answers containing general denials in that action.

Alabama Litigation

The Company is currently involved in two lawsuits, as further described below, related to Multimedia’s former charity bingo operations in the State of Alabama, neither of which it believes are material from a damages perspective. The lawsuits are currently pending in federal court, and include claims related to the alleged illegality of electronic charity bingo in the State of Alabama.

Dollie Williams, et al., v. Macon County Greyhound Park, Inc., et al., a civil action, was filed on March 8, 2010, in the United States District Court for the Middle District of Alabama, Eastern Division, against Multimedia and others. The plaintiffs, who claim to have been patrons of VictoryLand, allege that Multimedia participated in gambling operations that violated Alabama state law by supplying to VictoryLand purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code Sec. 8-1-150(A). The plaintiffs have requested that the court certify the action as a class action. On March 29, 2013, the court entered an order granting the plaintiffs’ motion for class certification. On April 12, 2013, the defendants jointly filed a petition with the Eleventh Circuit Court of Appeals seeking permission to appeal the court’s ruling on class certification. On June 18, 2013, the Eleventh Circuit Court of Appeals entered an order granting the petition to appeal. Following briefing and oral argument, on April 2, 2014, the Eleventh Circuit Court of Appeals entered an order reversing the district court’s ruling on class certification and remanding the case to the district court. The parties have reached a settlement that will become final upon approval of the bankruptcy court overseeing the bankruptcy of one of the plaintiffs. Until the settlement becomes final, the Company will continue to vigorously defend this matter. Given the inherent uncertainties in this litigation, however, the Company is unable to make any prediction as to the ultimate outcome.

Ozetta Hardy v. Whitehall Gaming Center, LLC, et al., a civil action, was filed against Whitehall Gaming Center, LLC (an entity that does not exist), Cornerstone Community Outreach, Inc., and Freedom Trail Ventures, Ltd., in the Circuit Court of Lowndes County, Alabama. On June 3, 2010, Multimedia and other manufacturers were added as defendants. The plaintiffs, who claim to have been patrons of White Hall, allege that Multimedia participated in gambling operations that violated Alabama state law by supplying to White Hall purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code, Sec 8-1-150(A). The plaintiffs requested that the court certify the action as a class action. On July 2, 2010, the defendants removed the case to the United States District Court for the Middle District of Alabama, Northern Division. The court has not ruled on the plaintiffs’ motion for class certification. The Company continues to vigorously defend this matter. Given the inherent uncertainties in this litigation, however, the Company is unable to make any prediction as to the ultimate outcome.

Gain Contingency Settlement

In January 2014, we filed a complaint against certain third party defendants alleging conspiracy in restraint of competition regarding interchange fees, monopolization by defendants in the relevant market, and attempted monopolization of the defendants in the relevant market. We demanded a trial by jury of all issues so triable. The defendants filed a motion to dismiss on March 13, 2014. A settlement agreement was made as of January 16, 2015 and on January 22, 2015 the settlement agreement was executed and delivered for which we received $14.4 million in cash and recorded the settlement proceeds in the first quarter of 2015. This settlement is included as a reduction of operating expenses in our Condensed Consolidated Statement of Income and Comprehensive Income for the three months ended March 31, 2015.

We are subject to other claims and suits that arise from time to time in the ordinary course of business, including those discussed above. We do not believe the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, will have a material adverse impact on our financial position, liquidity or results of operations.

13.COMMITMENTS AND CONTINGENCIES

Multimedia Shareholder Litigation

In connection with the Merger, certain actions were filed by putative shareholders of Multimedia in the United States District Court for the Western District of Texas (the “Texas Federal Action”) and the District Court of Travis County, Texas (the “Texas State Court Action”). In both the Texas Federal Action and the Texas State Court Action, plaintiffs alleged that Multimedia’s directors breached their fiduciary duties to Multimedia and/or its shareholders because, among other things, the Merger allegedly involved an unfair price, an inadequate sales process, self-dealing and unreasonable deal protection devices. The complaints further alleged that Holdings and its formerly wholly owned merger subsidiary, Merger Sub, aided and abetted those purported breaches of fiduciary duty.

On November 20, 2014, the defendants in the Texas Federal Action reached an agreement in principle with the plaintiffs in the Texas Federal Action regarding settlement of all claims asserted on behalf of the alleged class of Multimedia shareholders and on behalf of Multimedia, and that agreement is reflected in a memorandum of understanding. In connection with the settlement contemplated by the memorandum of understanding, Multimedia agreed to make certain additional disclosures in its proxy statement related to the Merger, which disclosure Multimedia made in a Current Report on Form 8-K filed on November 21, 2014. In addition, the defendants in the Texas Federal Action agreed not to oppose an application by plaintiffs in the Texas Federal Action for an attorneys’ fee award from the United States District Court for the Western District of Texas (the “District Court”) of up to $310,000. As contemplated in the memorandum of understanding, the parties entered into a Stipulation of Non-Opt Out Class and Derivative Settlement (the “Stipulation”) as of April 7, 2015, which was filed with the District Court on April 16, 2015. The Stipulation is subject to customary conditions, including District Court approval.

On April 16, 2015, Plaintiffs filed an unopposed motion for preliminary approval of the Stipulation. On April 22, 2015, the District Court entered an order preliminarily approving the Stipulation, providing for notice of the settlement to be provided to certain Multimedia shareholders and scheduling a hearing for final approval of the Stipulation on August 7, 2015. On July 10, 2015, Plaintiffs filed an unopposed motion for final approval of the Stipulation.  The deadline for class members to file objections to the Stipulation passed on July 17, 2015.  As of August 3, 2015, no such objections had been filed. There can be no assurance that the District Court will finally approve the Stipulation. In such event, the settlement as reflected in the Stipulation may be terminated.

The Texas State Court Action remains pending as of August 3, 2015, the date these condensed consolidated financial statements were issued. All of the defendants have filed answers containing general denials in that action. The Stipulation preliminarily approved in the Texas Federal Action includes a release of the claims asserted in the Texas State Court Action.

Alabama Litigation

The Company is currently involved in one lawsuit and recently resolved another, as further described below, related to Multimedia’s former charity bingo operations in the State of Alabama, neither of which it believes is material from a damages perspective. The active lawsuit is currently pending in federal court and the resolved lawsuit was pending in federal court, and both include claims related to the alleged illegality of electronic charity bingo in the State of Alabama.

Dollie Williams, et al., v. Macon County Greyhound Park, Inc., et al., a civil action, was filed on March 8, 2010, in the United States District Court for the Middle District of Alabama, Eastern Division, against Multimedia and others. The plaintiffs, who claim to have been patrons of VictoryLand, allege that Multimedia participated in gambling operations that violated Alabama state law by supplying to VictoryLand purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code Sec. 8-1-150(A). The plaintiffs have requested that the court certify the action as a class action. On March 29, 2013, the court entered an order granting the plaintiffs' motion for class certification. On April 12, 2013, the defendants jointly filed a petition with the Eleventh Circuit Court of Appeals seeking permission to appeal the court's ruling on class certification. On June 18, 2013, the Eleventh Circuit Court of Appeals entered an order granting the petition to appeal. Following briefing and oral argument, on April 2, 2014, the Eleventh Circuit Court of Appeals entered an order reversing the district court's ruling on class certification and remanding the case to the district court. The parties reached a settlement that became final upon approval of the bankruptcy court overseeing the bankruptcy of one of the plaintiffs. The lawsuit was dismissed with prejudice by court order dated June 10, 2015.

Ozetta Hardy v. Whitehall Gaming Center, LLC, et al., a civil action, was filed against Whitehall Gaming Center, LLC (an entity that does not exist), Cornerstone Community Outreach, Inc., and Freedom Trail Ventures, Ltd., in the Circuit Court of Lowndes County, Alabama. On June 3, 2010, Multimedia and other manufacturers were added as defendants. The plaintiffs, who claim to have been patrons of White Hall, allege that Multimedia participated in gambling operations that violated Alabama state law by supplying to White Hall purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code, Sec 8-1-150(A). The plaintiffs requested that the court certify the action as a class action. On July 2, 2010, the defendants removed the case to the United States District Court for the Middle District of Alabama, Northern Division. The court has not ruled on the plaintiffs' motion for class certification. The Company continues to vigorously defend this matter. Given the inherent uncertainties in this litigation, however, the Company is unable to make any prediction as to the ultimate outcome.

Gain Contingency Settlement

In January 2014, we filed a complaint against certain third party defendants alleging conspiracy in restraint of competition regarding interchange fees, monopolization by defendants in the relevant market, and attempted monopolization of the defendants in the relevant market. We demanded a trial by jury of all issues so triable. The defendants filed a motion to dismiss on March 13, 2014. A settlement agreement was made as of January 16, 2015 and on January 22, 2015 the settlement agreement was executed and delivered for which we received $14.4 million in cash and recorded the settlement proceeds in the first quarter of 2015. This settlement is included as a reduction of operating expenses in our Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income for the six months ended June 30, 2015.

We are also subject to other claims and suits that arise from time to time in the ordinary course of business. We do not believe the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, will have a material adverse impact on our financial position, liquidity or results of operations.

14. COMMITMENTS AND CONTINGENCIES

Lease Obligations

We lease office facilities and operating equipment under cancelable and non‑cancelable agreements. Total rent expense was approximately $1.9 million, $1.8 million and $0.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

In October 2012, we entered into a long‑term lease agreement related to office space for our new corporate headquarters located in Las Vegas, Nevada, which we occupied in the first half of 2013.

In September 2014, the long-term lease agreement for office space in Austin, Texas, was extended through March 2021.

As of December 31, 2014, the minimum aggregate rental commitment under all non‑cancelable operating leases were as follows (in thousands):

Amount
Minimum aggregate rental commitments
2015	$3,392
2016	3,125
2017	2,626
2018	2,440
2019	2,452
Thereafter	5,829
Total	$19,864

Litigation Claims and Assessments

Multimedia Games Shareholder Litigation

In connection with the Merger, certain actions were filed by putative shareholders of Multimedia Games in the United States District Court for the Western District of Texas (the “Texas Federal Action”) and the District Court of Travis County, Texas (the “Texas State Court Action”).  In both the Texas Federal Action and the Texas State Court Action, plaintiffs alleged that Multimedia Games’ directors breached their fiduciary duties to Multimedia Games and/or its shareholders because, among other things, the Merger allegedly involved an unfair price, an inadequate sales process, self-dealing and unreasonable deal protection devices.  The complaints further alleged that Holdings and its formerly wholly owned merger subsidiary, Movie Merger Sub, Inc., aided and abetted those purported breaches of fiduciary duty.

On November 20, 2014, the defendants in the Texas Federal Action reached an agreement in principle with the plaintiffs in the Texas Federal Action regarding settlement of all claims asserted on behalf of the alleged class of Multimedia Games shareholders and on behalf of Multimedia Games, and that agreement is reflected in a memorandum of understanding.  In connection with the settlement contemplated by the memorandum of understanding, Multimedia Games agreed to make certain additional disclosures in its proxy statement related to the Merger, which disclosure Multimedia Games made in a Current Report on Form 8-K filed on November 21, 2014.  The memorandum of understanding contemplates that the parties will enter into a stipulation of settlement.

The stipulation of settlement will be subject to customary conditions, including court approval.  In the event that the parties enter into a stipulation of settlement, a hearing will be scheduled at which the United States District Court for the Western District of Texas will consider the fairness, reasonableness, and adequacy of the settlement.  If the settlement is approved by the court in the form contemplated by the parties, it will resolve and release all claims in the Texas Federal Action that were or could have been brought challenging any aspect of the Merger, the Merger Agreement, and any disclosure made in connection therewith, including in Multimedia Games’ definitive proxy statement, pursuant to terms that will be disclosed to shareholders prior to final approval of the settlement.  In addition, in connection with the settlement, the defendants in the Texas Federal Action agreed not to oppose an application by plaintiffs in the Texas Federal Action for an attorneys’ fee award from the United States District Court for the Western District of Texas of up to $310,000, which fee has been paid by Holdings.  There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the United States District Court for the Western District of Texas will approve the settlement even if the parties were to enter into such stipulation.  In such event, the proposed settlement as contemplated by the memorandum of understanding may be terminated.

The Texas State Court Action remains pending as of March 16, 2015, the date these consolidated financial statements were issued.

Alabama Litigation

The Company is currently involved in two lawsuits, as further described below, related to Multimedia Games’ former charity bingo operations in the State of Alabama, neither of which it believes are material from a damages perspective. The lawsuits are currently pending in federal court, and include claims related to the alleged illegality of electronic charity bingo in the State of Alabama.

Dollie Williams, et al., v. Macon County Greyhound Park, Inc., et al., a civil action, was filed on March 8, 2010, in the United States District Court for the Middle District of Alabama, Eastern Division, against Multimedia Games and others. The plaintiffs, who claim to have been patrons of VictoryLand, allege that Multimedia Games participated in gambling operations that violated Alabama state law by supplying to VictoryLand purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code Sec. 8-1-150(A). The plaintiffs requested that the court certify the action as a class action. On March 29, 2013, the court entered an order granting the plaintiffs' motion for class certification. On April 12, 2013, the defendants jointly filed a petition with the Eleventh Circuit Court of Appeals seeking permission to appeal the court's ruling on class certification. On June 18, 2013, the Eleventh Circuit Court of Appeals entered an order granting the petition to appeal. Following briefing and oral argument, on April 2, 2014, the Eleventh Circuit Court of Appeals entered an order reversing the district court’s ruling on class certification and remanding the case to the district court. The Company continues to vigorously defend this matter. Given the inherent uncertainties in this litigation, however, the Company is unable to make any prediction as to the ultimate outcome.

Ozetta Hardy v. Whitehall Gaming Center, LLC, et al., a civil action, was filed against Whitehall Gaming Center, LLC (an entity that does not exist), Cornerstone Community Outreach, Inc., and Freedom Trail Ventures, Ltd., in the Circuit Court of Lowndes County, Alabama. On June 3, 2010, Multimedia Games and other manufacturers were added as defendants. The plaintiffs, who claim to have been patrons of White Hall, allege that Multimedia Games participated in gambling operations that violated Alabama state law by supplying to White Hall purportedly unlawful electronic bingo machines played by the plaintiffs, and the plaintiffs seek recovery of the monies lost on all electronic bingo games played by the plaintiffs in the six months prior to the filing of the complaint under Ala. Code, Sec 8-1-150(A). The plaintiffs requested that the court certify the action as a class action. On July 2, 2010, the defendants removed the case to the United States District Court for the Middle District of Alabama, Northern Division. The court has not ruled on the plaintiffs' motion for class certification. The Company continues to vigorously defend this matter. Given the inherent uncertainties in this litigation, however, the Company is unable to make any prediction as to the ultimate outcome.

We are subject to other claims and suits that arise from time to time in the ordinary course of business, including those discussed above.  We do not believe the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, will have a material adverse impact on our financial position, liquidity or results of operations.